Short-term Borrowings - Credit Facilities Description (Details) In Thousands, unless otherwise specified	9 Months Ended		6 Months Ended	12 Months Ended		13 Months Ended	19 Months Ended	4 Months Ended		20 Months Ended		6 Months Ended
	Apr. 30, 2014 Revolving overdraft credit facility dated 07/26/2013 USD ($)	Jul. 26, 2013 Revolving overdraft credit facility dated 07/26/2013 USD ($)	Jun. 12, 2013 Senior secured revolving credit facility dated 11/21/2013 USD ($)	Aug. 09, 2013 Trade credit facility dated 8/9/2013 USD ($)	Dec. 31, 2013 Trade credit facility dated 8/9/2013 USD ($)	Dec. 31, 2013 Revolving credit facility dated 11/16/2013 USD ($)	Nov. 16, 2012 Revolving credit facility dated 11/16/2013 USD ($)	Dec. 31, 2013 Revolving credit facility dated 9/1/2013 USD ($)	Dec. 31, 2013 Revolving credit facility dated 9/1/2013 EUR (€)	Dec. 31, 2013 Revolving credit facility dated 5/10/2013	May 10, 2012 Revolving credit facility dated 5/10/2013 USD ($)	Jun. 18, 2014 Security agreement dated 12/17/2013 USD ($)
Short Term Debt [Line Items]
Maximum borrowing capacity	$ 8,000	$ 10,000	$ 50,000	$ 220,000	$ 200,000	$ 80,000	$ 70,000	$ 70,000	€ 500,000		$ 200,000	$ 150,000
Loan reference interest rate	LIBOR		LIBOR	LIBOR		LIBOR	LIBOR	LIBOR	LIBOR	LIBOR		LIBOR
Loan interest rate margin						2.00% for drawdowns and 2.50% on the overdrafts	2.00% for drawdowns and 2.50% on the overdrafts	2.50% for drawdowns and 2.00% on the overdrafts	2.50% for drawdowns and 2.00% on the overdrafts
Debt Instrument Basis Spread	6.00%		4.00%	2.50%						2.40%		2.90%